Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of fair value of derivatives instruments
The reported fair values of our derivatives, which are classified in Derivative instruments on our Consolidated Balance Sheets, were as follows:

	December 31, 2017	December 31, 2016
Derivatives designated as hedging instruments:
Long-term assets:
Interest rate swaps	$6,046	$—
Current liabilities:
Interest rate swaps	—	5,218
Long-term liabilities:
Net investment cross currency swaps	1,451	—
Derivatives not designated as hedging instruments:
Long-term assets:
Contingent redemption features - Series A Preferred Stock	42,140	4,464
Current liabilities:
Interest rate swaps	179	—
Cross currency and interest rate swaps	4,279	—
Long-term liabilities:
Cross currency and interest rate swaps	7,939	7,420
Interest rate swaps	—	330
Total derivative instrument assets	$48,186	$4,464
Total derivative instrument liabilities	$13,848	$12,968

Summary of unrealized gain (loss) recorded in and reclassified from accumulated comprehensive income (loss)
The table below shows the total recorded unrealized gain (loss) in Comprehensive income (loss) for the derivatives designated as hedging instruments. The impact of these derivative instruments on Comprehensive income (loss), Interest expense and AOCI for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Gain (Loss) Recognized in Comprehensive Income (Effective Portion)			Income Statement Location	Loss Reclassified from AOCI to Income (Effective Portion)
	2017	2016	2015		2017	2016	2015
Interest rate swaps	$11,264	$8,032	$5,629	Interest expense	$(7,584)	$(10,660)	$(10,660)
Net investment cross currency swaps	(1,389)	—	—	N/A	—	—	—
Total	$9,875	$8,032	$5,629		$(7,584)	$(10,660)	$(10,660)

Components of the reported gain (loss) on derivatives not designated as hedging instruments
Components of the reported Gain (loss) on derivatives not designated as hedging instruments in the Consolidated Statements of Operations were as follows:

For the years ended December 31,	2017	2016	2015
Unrealized Gain (Loss)
Contingent redemption features - Series A Preferred	$33,294	$1,735	$—
Cross currency and interest rate swaps	(4,191)	(873)	(2,133)
Interest rate swaps	175	84	145
	29,278	946	(1,988)
Realized Loss
Cross currency and interest rate swaps	(622)	(6,811)	(407)
Interest rate swaps	—	(219)	(212)
	(622)	(7,030)	(619)
Total Gain (Loss)
Contingent redemption features - Series A Preferred	33,294	1,735	—
Cross currency and interest rate swaps	(4,813)	(7,684)	(2,540)
Interest rate swaps	175	(135)	(67)
Gain (loss) on derivatives, net	$28,656	$(6,084)	$(2,607)